Convertible Notes (Details) - Schedule of fair value of the derivative liabilities	12 Months Ended
Oct. 31, 2021
Minimum [Member]
Convertible Notes (Details) - Schedule of fair value of the derivative liabilities [Line Items]
Dividend rate
Term (in years)	3 months 29 days
Volatility	90.00%
Risk—free interest rate	0.04%
Default probability	25.00%
Maximum [Member]
Convertible Notes (Details) - Schedule of fair value of the derivative liabilities [Line Items]
Dividend rate
Term (in years)	10 months 2 days
Volatility	90.00%
Risk—free interest rate	0.11%
Default probability	25.00%